Fair value of financial instruments -Schedule of the Company's financial assets measured at fair value on a recurring basis and indicating the level of the fair value hierarchy utilized to determine such fair values (Details) - Fair Value, Recurring [Member]
$ in Thousands
Dec. 31, 2020 USD ($)
Fair Value, Inputs, Level 1 [Member]
Assets
Commercial paper	$ 0
Total assets	0
Liabilities
Warrant liabilities	0
Total liabilities	0
Fair Value, Inputs, Level 2 [Member]
Assets
Commercial paper	11,063
Total assets	11,063
Liabilities
Warrant liabilities	0
Total liabilities	0
Fair Value, Inputs, Level 3 [Member]
Assets
Commercial paper	0
Total assets	0
Liabilities
Warrant liabilities	0
Total liabilities	0
Commercial Paper [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Commercial paper	0
Total assets	0
Commercial Paper [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Commercial paper	11,063
Total assets	11,063
Commercial Paper [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Commercial paper	0
Total assets	0
Warrant [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Warrant liabilities	0
Total liabilities	0
Warrant [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Warrant liabilities	0
Total liabilities	0
Warrant [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Warrant liabilities	0
Total liabilities	$ 0